Fees Summary	Jun. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 306,230,625.00
Previously Paid Amount	0.00
Total Fee Amount	42,290.45
Total Offset Amount	0.00
Net Fee	$ 42,290.45